ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Accounts Receivable) (Details)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Line Items]
Accounts receivables	¥ 5,130,289,380		¥ 3,026,232,432
Allowance for doubtful accounts	(376,574,061)		(335,713,383)	¥ (428,570,077)	¥ (445,956,167)
Accounts receivable, net	4,753,715,319	$ 684,677,419	2,690,519,049
Amount of accounts receivable pledged as collateral for borrowings			¥ 420,422,895